JPMorgan Small & Mid Cap Enhanced Equity ETF
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2025.

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.5%
Aerospace & Defense — 2.5%
AAR Corp. *	14,692	1,317,432
AeroVironment, Inc. *	11,375	3,581,874
ATI, Inc. *	64,094	5,213,406
BWX Technologies, Inc.	39,773	7,332,948
Carpenter Technology Corp.	10,902	2,676,877
Curtiss-Wright Corp.	16,067	8,723,417
Hexcel Corp.	41,279	2,588,193
Kratos Defense & Security Solutions, Inc. *	66,160	6,045,039
Moog, Inc., Class A	12,172	2,527,759
Woodward, Inc.	41,577	10,506,924
		50,513,869
Air Freight & Logistics — 0.1%
GXO Logistics, Inc. *	46,402	2,454,202
Automobile Components — 1.4%
Adient plc *	81,879	1,971,646
American Axle & Manufacturing Holdings, Inc. *	66,945	402,339
Autoliv, Inc. (Sweden)	34,609	4,274,211
BorgWarner, Inc.	181,406	7,974,608
Dana, Inc.	105,916	2,122,557
Dorman Products, Inc. *	12,017	1,873,210
Gentex Corp.	67,713	1,916,278
Lear Corp.	23,749	2,389,387
Patrick Industries, Inc.	13,729	1,419,990
Phinia, Inc.	57,695	3,316,309
Visteon Corp.	12,289	1,472,960
		29,133,495
Automobiles — 0.2%
Harley-Davidson, Inc.	52,164	1,455,376
Thor Industries, Inc.	16,693	1,730,897
		3,186,273
Banks — 7.3%
Ameris Bancorp	55,579	4,074,496
Atlantic Union Bankshares Corp.	59,653	2,105,154
Axos Financial, Inc. *	25,761	2,180,669
Banc of California, Inc.	293,699	4,860,735
Bancorp, Inc. (The) *	20,219	1,514,201
Bank OZK	45,874	2,338,657
BankUnited, Inc.	138,574	5,287,984
Beacon Financial Corp.	104,781	2,484,357
Cadence Bank	83,418	3,131,512
Capitol Federal Financial, Inc.	56,211	356,940
Central Pacific Financial Corp.	74,293	2,254,050
City Holding Co.	21,998	2,724,892
Comerica, Inc.	45,219	3,098,406
Commerce Bancshares, Inc.	37,612	2,247,693
Cullen/Frost Bankers, Inc.	33,989	4,308,786

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Banks — continued
Customers Bancorp, Inc. *	45,469	2,972,309
CVB Financial Corp.	62,077	1,173,876
Dime Community Bancshares, Inc.	50,706	1,512,560
East West Bancorp, Inc.	80,164	8,533,458
FB Financial Corp.	15,318	853,825
First BanCorp (Puerto Rico)	199,986	4,409,691
First Financial Bancorp	38,100	962,025
First Horizon Corp.	263,392	5,955,293
FNB Corp.	287,101	4,625,197
Hancock Whitney Corp.	61,979	3,880,505
Hanmi Financial Corp.	118,261	2,919,864
Hilltop Holdings, Inc.	105,140	3,513,779
Hope Bancorp, Inc.	58,883	634,170
Independent Bank Corp.	22,212	1,536,404
Lakeland Financial Corp.	26,282	1,687,304
National Bank Holdings Corp., Class A	38,622	1,492,354
Northwest Bancshares, Inc.	131,144	1,624,874
OFG Bancorp (Puerto Rico)	83,347	3,624,761
Old National Bancorp	244,324	5,362,912
Pathward Financial, Inc.	49,286	3,647,657
Pinnacle Financial Partners, Inc.	24,752	2,321,490
Prosperity Bancshares, Inc.	53,363	3,540,635
Provident Financial Services, Inc.	61,258	1,181,054
Renasant Corp.	9,726	358,792
Simmons First National Corp., Class A	59,816	1,146,673
Southside Bancshares, Inc.	43,802	1,237,406
Synovus Financial Corp.	98,879	4,852,981
Texas Capital Bancshares, Inc. *	20,601	1,741,403
Trustmark Corp.	26,143	1,035,263
UMB Financial Corp.	37,175	4,399,661
United Community Banks, Inc.	49,404	1,548,815
Veritex Holdings, Inc.	26,013	872,216
WaFd, Inc.	36,087	1,093,075
Webster Financial Corp.	142,438	8,466,515
Westamerica BanCorp	11,390	569,386
Western Alliance Bancorp	48,604	4,214,939
Wintrust Financial Corp.	29,131	3,858,110
WSFS Financial Corp.	30,306	1,634,403
Zions Bancorp NA	29,859	1,689,422
		149,653,589
Beverages — 0.4%
Celsius Holdings, Inc. *	83,953	4,826,458
Coca-Cola Consolidated, Inc.	21,096	2,471,607
		7,298,065
Biotechnology — 2.9%
Arrowhead Pharmaceuticals, Inc. *	81,390	2,807,141
Exelixis, Inc. *	290,506	11,997,898

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Biotechnology — continued
Halozyme Therapeutics, Inc. *	136,802	10,033,059
Krystal Biotech, Inc. *	23,880	4,215,536
Myriad Genetics, Inc. *	123,315	891,567
Neurocrine Biosciences, Inc. *	43,646	6,127,026
Protagonist Therapeutics, Inc. *	84,138	5,589,287
Sarepta Therapeutics, Inc. *	42,846	825,642
United Therapeutics Corp. *	36,272	15,205,585
Vir Biotechnology, Inc. *	370,567	2,115,938
		59,808,679
Broadline Retail — 0.2%
Kohl's Corp.	47,961	737,161
Macy's, Inc.	58,648	1,051,559
Ollie's Bargain Outlet Holdings, Inc. *	23,516	3,019,454
		4,808,174
Building Products — 1.9%
AAON, Inc. (a)	28,412	2,654,817
Advanced Drainage Systems, Inc.	15,280	2,119,336
Apogee Enterprises, Inc.	58,259	2,538,345
AZZ, Inc.	12,678	1,383,550
Carlisle Cos., Inc.	8,604	2,830,372
Fortune Brands Innovations, Inc.	11,363	606,670
Griffon Corp.	26,026	1,981,880
Owens Corning	61,251	8,664,566
Quanex Building Products Corp.	15,123	215,049
Resideo Technologies, Inc. *	178,930	7,726,197
Simpson Manufacturing Co., Inc.	18,252	3,056,480
Trex Co., Inc. *	8,474	437,852
UFP Industries, Inc.	44,181	4,130,482
		38,345,596
Capital Markets — 2.6%
Acadian Asset Management, Inc.	11,173	538,092
Affiliated Managers Group, Inc.	27,399	6,532,744
BGC Group, Inc., Class A	166,500	1,575,090
Carlyle Group, Inc. (The)	49,122	3,079,949
Donnelley Financial Solutions, Inc. *	25,014	1,286,470
Evercore, Inc., Class A	11,151	3,761,455
Federated Hermes, Inc.	75,395	3,915,262
Hamilton Lane, Inc., Class A	7,732	1,042,196
Houlihan Lokey, Inc.	13,900	2,853,948
Janus Henderson Group plc	119,871	5,335,458
Jefferies Financial Group, Inc.	102,010	6,673,494
Moelis & Co., Class A	18,755	1,337,607
Morningstar, Inc.	5,878	1,363,755
Piper Sandler Cos.	6,907	2,396,660
StepStone Group, Inc., Class A	10,025	654,733
Stifel Financial Corp.	45,277	5,137,581

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Capital Markets — continued
StoneX Group, Inc. *	28,826	2,909,120
Virtu Financial, Inc., Class A	57,319	2,034,825
Virtus Investment Partners, Inc.	2,677	508,710
WisdomTree, Inc. (a)	49,683	690,594
		53,627,743
Chemicals — 2.2%
AdvanSix, Inc.	12,737	246,843
Ashland, Inc.	25,671	1,229,898
Avient Corp.	81,191	2,675,244
Axalta Coating Systems Ltd. *	94,955	2,717,612
Balchem Corp.	15,929	2,390,306
Cabot Corp.	23,232	1,766,794
Celanese Corp.	25,755	1,083,770
Chemours Co. (The)	205,616	3,256,957
Element Solutions, Inc.	135,035	3,398,831
FMC Corp.	90,283	3,036,217
Hawkins, Inc.	9,935	1,815,323
HB Fuller Co.	84,573	5,013,487
Ingevity Corp. *	16,554	913,615
Innospec, Inc.	54,448	4,201,208
Minerals Technologies, Inc.	32,193	1,999,829
Quaker Chemical Corp.	21,184	2,790,992
RPM International, Inc.	48,744	5,745,943
		44,282,869
Commercial Services & Supplies — 2.0%
ABM Industries, Inc.	47,374	2,184,889
Brady Corp., Class A	83,501	6,515,583
Brink's Co. (The)	27,062	3,162,465
Clean Harbors, Inc. *	33,680	7,821,170
Enviri Corp. *	34,105	432,792
Interface, Inc.	29,513	854,106
MillerKnoll, Inc.	43,516	771,974
MSA Safety, Inc.	16,880	2,904,542
OPENLANE, Inc. *	120,384	3,464,651
Pitney Bowes, Inc.	72,393	826,004
RB Global, Inc. (Canada)	54,581	5,914,397
Tetra Tech, Inc.	119,549	3,990,546
UniFirst Corp.	6,587	1,101,281
		39,944,400
Communications Equipment — 0.9%
Ciena Corp. *	28,067	4,088,520
Digi International, Inc. *	17,506	638,269
Extreme Networks, Inc. *	56,615	1,169,100
Lumentum Holdings, Inc. *	53,785	8,751,357

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Communications Equipment — continued
NetScout Systems, Inc. *	33,706	870,626
Viasat, Inc. *	73,160	2,143,588
		17,661,460
Construction & Engineering — 3.4%
AECOM	84,716	11,052,897
Arcosa, Inc.	27,758	2,601,202
Comfort Systems USA, Inc.	18,624	15,368,152
Dycom Industries, Inc. *	28,081	8,192,913
Everus Construction Group, Inc. *	14,618	1,253,494
Fluor Corp. *	76,178	3,204,808
Granite Construction, Inc.	59,259	6,497,749
MasTec, Inc. *	47,912	10,196,153
MYR Group, Inc. *	19,794	4,117,746
Sterling Infrastructure, Inc. *	12,763	4,335,336
Valmont Industries, Inc.	8,758	3,395,739
		70,216,189
Construction Materials — 0.2%
Eagle Materials, Inc.	14,019	3,266,988
Consumer Finance — 1.2%
Ally Financial, Inc.	165,891	6,502,927
Enova International, Inc. *	37,674	4,335,901
FirstCash Holdings, Inc.	23,209	3,676,770
Navient Corp.	162,030	2,130,694
PROG Holdings, Inc.	115,808	3,747,547
SLM Corp.	178,037	4,928,064
		25,321,903
Consumer Staples Distribution & Retail — 2.3%
Andersons, Inc. (The)	37,372	1,487,779
BJ's Wholesale Club Holdings, Inc. *	58,211	5,428,176
Casey's General Stores, Inc.	17,919	10,129,969
Chefs' Warehouse, Inc. (The) *	42,294	2,467,009
Grocery Outlet Holding Corp. *	40,153	644,456
Maplebear, Inc. *	101,942	3,747,388
Performance Food Group Co. *	90,105	9,374,524
Sprouts Farmers Market, Inc. *	42,645	4,639,776
US Foods Holding Corp. *	115,957	8,884,625
		46,803,702
Containers & Packaging — 1.0%
AptarGroup, Inc.	27,228	3,639,294
Crown Holdings, Inc.	50,435	4,871,517
Greif, Inc., Class A	67,035	4,006,012
O-I Glass, Inc. *	199,336	2,585,388
Silgan Holdings, Inc.	40,522	1,742,851
Sonoco Products Co.	103,859	4,475,284
		21,320,346

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Diversified Consumer Services — 1.5%
Adtalem Global Education, Inc. *	23,109	3,569,185
Duolingo, Inc. *	7,619	2,452,099
Frontdoor, Inc. *	28,414	1,911,978
Graham Holdings Co., Class B	796	937,139
Grand Canyon Education, Inc. *	29,052	6,377,495
H&R Block, Inc.	66,043	3,339,794
Perdoceo Education Corp.	25,231	950,199
Service Corp. International	61,266	5,098,557
Stride, Inc. *	38,498	5,733,892
		30,370,338
Diversified REITs — 0.8%
Alexander & Baldwin, Inc.	191,544	3,484,185
American Assets Trust, Inc.	67,675	1,375,156
Armada Hoffler Properties, Inc.	229,075	1,605,816
Essential Properties Realty Trust, Inc.	221,838	6,601,899
WP Carey, Inc.	38,539	2,604,080
		15,671,136
Diversified Telecommunication Services — 0.5%
Iridium Communications, Inc.	175,573	3,065,504
Lumen Technologies, Inc. *	986,972	6,040,269
Uniti Group, Inc.	61,123	374,073
		9,479,846
Electric Utilities — 0.8%
IDACORP, Inc.	23,180	3,063,237
OGE Energy Corp.	190,769	8,826,882
Otter Tail Corp.	66,252	5,430,676
		17,320,795
Electrical Equipment — 1.6%
Acuity, Inc.	13,174	4,536,994
EnerSys	42,944	4,850,954
NEXTracker, Inc., Class A *	64,530	4,774,575
nVent Electric plc	117,572	11,597,302
Regal Rexnord Corp.	30,005	4,303,917
Sunrun, Inc. *	214,511	3,708,895
		33,772,637
Electronic Equipment, Instruments & Components — 3.3%
Advanced Energy Industries, Inc.	16,622	2,828,067
Arrow Electronics, Inc. *	49,424	5,980,304
Badger Meter, Inc.	12,816	2,288,681
Belden, Inc.	22,745	2,735,541
Benchmark Electronics, Inc.	57,602	2,220,557
Coherent Corp. *	139,197	14,994,301
Fabrinet (Thailand) *	29,892	10,899,221
Flex Ltd. *	166,906	9,675,541
Littelfuse, Inc.	10,552	2,733,074

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electronic Equipment, Instruments & Components — continued
Plexus Corp. *	24,238	3,506,996
Sanmina Corp. *	23,662	2,723,733
TTM Technologies, Inc. *	45,446	2,617,690
Vishay Intertechnology, Inc.	165,704	2,535,271
Vontier Corp.	67,259	2,822,860
		68,561,837
Energy Equipment & Services — 1.0%
Archrock, Inc.	25,067	659,513
Bristow Group, Inc. *	15,045	542,823
Helmerich & Payne, Inc.	35,796	790,734
Liberty Energy, Inc.	165,871	2,046,848
NOV, Inc.	206,369	2,734,389
Oceaneering International, Inc. *	114,260	2,831,363
Patterson-UTI Energy, Inc.	139,024	720,144
TechnipFMC plc (United Kingdom)	177,072	6,985,490
Valaris Ltd. *	32,845	1,601,851
Weatherford International plc	28,418	1,944,644
		20,857,799
Entertainment — 0.1%
Cinemark Holdings, Inc.	52,895	1,482,118
Financial Services — 2.8%
Enact Holdings, Inc.	10,404	398,889
Equitable Holdings, Inc.	133,125	6,760,088
Essent Group Ltd.	62,098	3,946,949
Euronet Worldwide, Inc. *	10,203	895,925
EVERTEC, Inc. (Puerto Rico)	78,170	2,640,583
HA Sustainable Infrastructure Capital, Inc.	106,260	3,262,182
Jackson Financial, Inc., Class A	41,540	4,205,094
MGIC Investment Corp.	76,757	2,177,596
Mr. Cooper Group, Inc.	26,691	5,626,196
NCR Atleos Corp. *	53,690	2,110,554
NMI Holdings, Inc., Class A *	86,101	3,301,112
Radian Group, Inc.	62,153	2,251,182
Shift4 Payments, Inc., Class A * (a)	30,471	2,358,455
Voya Financial, Inc.	66,531	4,976,519
Walker & Dunlop, Inc.	65,068	5,440,986
WEX, Inc. *	49,664	7,823,570
		58,175,880
Food Products — 1.0%
Cal-Maine Foods, Inc.	26,961	2,537,030
Darling Ingredients, Inc. *	69,450	2,143,921
Fresh Del Monte Produce, Inc.	44,891	1,558,616
Freshpet, Inc. *	17,058	940,066
Ingredion, Inc.	39,262	4,794,283
Marzetti Co. (The)	8,145	1,407,375

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Food Products — continued
Post Holdings, Inc. *	43,699	4,696,768
Simply Good Foods Co. (The) *	66,950	1,661,699
		19,739,758
Gas Utilities — 0.7%
MDU Resources Group, Inc.	109,333	1,947,221
Southwest Gas Holdings, Inc.	75,697	5,930,103
Spire, Inc.	13,954	1,137,530
UGI Corp.	176,970	5,886,022
		14,900,876
Ground Transportation — 0.7%
ArcBest Corp.	26,969	1,884,324
Avis Budget Group, Inc. * (a)	10,206	1,638,828
Hertz Global Holdings, Inc. *	55,322	376,189
Knight-Swift Transportation Holdings, Inc.	8,000	316,080
Ryder System, Inc.	19,881	3,750,352
Saia, Inc. *	4,927	1,474,947
XPO, Inc. *	37,021	4,785,705
		14,226,425
Health Care Equipment & Supplies — 1.9%
Embecta Corp.	182,029	2,568,429
Glaukos Corp. *	40,837	3,330,257
Globus Medical, Inc., Class A *	107,798	6,173,592
Haemonetics Corp. *	59,081	2,879,608
Integer Holdings Corp. *	16,668	1,722,305
Integra LifeSciences Holdings Corp. *	36,906	528,863
Lantheus Holdings, Inc. *	45,983	2,358,468
Masimo Corp. *	19,555	2,885,340
Merit Medical Systems, Inc. *	26,100	2,172,303
Omnicell, Inc. *	21,633	658,725
Penumbra, Inc. *	19,018	4,817,640
QuidelOrtho Corp. *	70,567	2,078,198
Tandem Diabetes Care, Inc. *	177,111	2,150,128
Teleflex, Inc.	33,670	4,119,861
UFP Technologies, Inc. *	3,094	617,562
		39,061,279
Health Care Providers & Services — 1.9%
Acadia Healthcare Co., Inc. *	45,787	1,133,686
Addus HomeCare Corp. *	7,724	911,355
Chemed Corp.	8,668	3,881,011
CorVel Corp. *	19,669	1,522,774
Encompass Health Corp.	67,465	8,569,404
HealthEquity, Inc. *	18,743	1,776,274
Hims & Hers Health, Inc. * (a)	84,483	4,791,876
NeoGenomics, Inc. *	331,917	2,562,399
Option Care Health, Inc. *	134,757	3,740,854

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Providers & Services — continued
Progyny, Inc. *	79,231	1,705,051
Tenet Healthcare Corp. *	37,037	7,519,993
		38,114,677
Health Care REITs — 0.6%
CareTrust REIT, Inc.	107,936	3,743,220
Healthcare Realty Trust, Inc.	179,655	3,239,180
Omega Healthcare Investors, Inc.	92,039	3,885,887
Sabra Health Care REIT, Inc.	99,685	1,858,128
		12,726,415
Health Care Technology — 0.5%
Doximity, Inc., Class A *	68,019	4,975,590
HealthStream, Inc.	209,892	5,927,350
		10,902,940
Hotel & Resort REITs — 0.4%
DiamondRock Hospitality Co.	435,179	3,464,025
Sunstone Hotel Investors, Inc.	80,935	758,361
Xenia Hotels & Resorts, Inc.	270,198	3,707,116
		7,929,502
Hotels, Restaurants & Leisure — 2.8%
Aramark	115,358	4,429,747
BJ's Restaurants, Inc. *	53,772	1,641,659
Boyd Gaming Corp.	39,009	3,372,328
Brinker International, Inc. *	18,404	2,331,419
Cava Group, Inc. *	50,009	3,021,044
Cheesecake Factory, Inc. (The) (a)	19,222	1,050,290
Churchill Downs, Inc.	46,403	4,501,555
Hilton Grand Vacations, Inc. *	35,986	1,504,575
Hyatt Hotels Corp., Class A	15,094	2,142,291
Light & Wonder, Inc. * (a)	47,615	3,996,803
Marriott Vacations Worldwide Corp.	21,197	1,410,872
Monarch Casino & Resort, Inc.	42,449	4,492,802
Papa John's International, Inc. (a)	10,321	496,956
Penn Entertainment, Inc. *	59,486	1,145,700
Planet Fitness, Inc., Class A *	36,132	3,750,502
Shake Shack, Inc., Class A *	31,971	2,992,805
Texas Roadhouse, Inc.	6,919	1,149,592
Travel + Leisure Co.	60,818	3,618,063
United Parks & Resorts, Inc. * (a)	35,570	1,838,969
Vail Resorts, Inc.	5,358	801,396
Wendy's Co. (The) (a)	81,193	743,728
Wingstop, Inc.	12,435	3,129,641
Wyndham Hotels & Resorts, Inc.	34,413	2,749,599
		56,312,336
Household Durables — 1.9%
Cavco Industries, Inc. *	2,425	1,408,270

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Household Durables — continued
Century Communities, Inc.	13,827	876,217
Champion Homes, Inc. *	21,718	1,658,604
Ethan Allen Interiors, Inc.	13,255	390,492
Green Brick Partners, Inc. *	27,366	2,021,253
Installed Building Products, Inc.	10,226	2,522,345
Leggett & Platt, Inc.	61,225	543,678
M/I Homes, Inc. *	13,921	2,010,749
Meritage Homes Corp.	15,366	1,112,959
Somnigroup International, Inc.	82,106	6,923,999
Taylor Morrison Home Corp. *	38,381	2,533,530
Toll Brothers, Inc.	50,975	7,041,687
TopBuild Corp. *	14,008	5,475,167
Tri Pointe Homes, Inc. *	142,909	4,854,619
		39,373,569
Household Products — 0.0% ^
Central Garden & Pet Co., Class A *	30,390	897,417
Independent Power and Renewable Electricity Producers — 0.6%
Clearway Energy, Inc., Class C	147,497	4,166,790
Talen Energy Corp. *	20,279	8,626,281
		12,793,071
Industrial REITs — 0.8%
EastGroup Properties, Inc.	42,539	7,200,151
First Industrial Realty Trust, Inc.	92,307	4,751,041
LXP Industrial Trust	409,170	3,666,163
STAG Industrial, Inc.	13,823	487,814
		16,105,169
Insurance — 3.2%
American Financial Group, Inc.	31,718	4,621,947
AMERISAFE, Inc.	26,990	1,183,242
Assured Guaranty Ltd.	24,562	2,079,173
Brighthouse Financial, Inc. *	55,870	2,965,580
CNO Financial Group, Inc.	41,547	1,643,184
Employers Holdings, Inc.	44,403	1,886,239
Fidelity National Financial, Inc.	112,138	6,783,228
Genworth Financial, Inc., Class A *	202,148	1,799,117
Horace Mann Educators Corp.	20,793	939,220
Kemper Corp.	68,941	3,553,908
Kinsale Capital Group, Inc.	5,743	2,442,268
Mercury General Corp.	11,010	933,428
Old Republic International Corp.	25,297	1,074,364
Palomar Holdings, Inc. *	5,324	621,577
Primerica, Inc.	7,499	2,081,647
Reinsurance Group of America, Inc.	36,942	7,097,666
RenaissanceRe Holdings Ltd. (Bermuda)	17,391	4,416,097
RLI Corp.	83,539	5,448,414
Safety Insurance Group, Inc.	49,442	3,495,055

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Insurance — continued
Selective Insurance Group, Inc.	26,798	2,172,514
SiriusPoint Ltd. (Sweden) *	35,670	645,270
Unum Group	91,945	7,151,482
		65,034,620
Interactive Media & Services — 0.4%
Cargurus, Inc. *	127,816	4,758,590
Cars.com, Inc. *	30,280	370,021
QuinStreet, Inc. *	69,694	1,078,166
Yelp, Inc. *	54,974	1,715,189
		7,921,966
IT Services — 0.2%
ASGN, Inc. *	20,828	986,206
Kyndryl Holdings, Inc. *	99,751	2,995,522
		3,981,728
Leisure Products — 0.4%
Acushnet Holdings Corp.	12,591	988,268
Brunswick Corp.	27,522	1,740,491
Mattel, Inc. *	154,185	2,594,934
Polaris, Inc.	24,919	1,448,541
Topgolf Callaway Brands Corp. *	64,642	614,099
YETI Holdings, Inc. *	42,977	1,425,977
		8,812,310
Life Sciences Tools & Services — 1.3%
Avantor, Inc. *	569,321	7,105,126
Azenta, Inc. *	40,740	1,170,053
Bio-Rad Laboratories, Inc., Class A *	6,562	1,839,919
Bruker Corp.	51,955	1,688,018
Fortrea Holdings, Inc. *	242,368	2,040,738
Illumina, Inc. *	46,480	4,414,206
Medpace Holdings, Inc. *	13,857	7,124,715
Repligen Corp. *	9,712	1,298,203
		26,680,978
Machinery — 4.9%
AGCO Corp.	27,031	2,894,209
Alamo Group, Inc.	12,931	2,468,528
Albany International Corp., Class A	13,096	698,017
Chart Industries, Inc. *	18,074	3,617,511
Crane Co.	23,503	4,327,842
Donaldson Co., Inc.	109,911	8,996,215
Enpro, Inc.	26,668	6,026,968
Esab Corp.	22,448	2,508,340
ESCO Technologies, Inc.	7,548	1,593,458
Flowserve Corp.	68,685	3,649,921
Graco, Inc.	27,243	2,314,565
Greenbrier Cos., Inc. (The)	11,714	540,835

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Machinery — continued
ITT, Inc.	40,044	7,158,266
Kennametal, Inc.	34,352	718,987
Lincoln Electric Holdings, Inc.	22,121	5,216,795
Lindsay Corp.	8,348	1,173,395
Mueller Industries, Inc.	79,637	8,052,097
Oshkosh Corp.	31,727	4,114,992
Proto Labs, Inc. *	46,288	2,315,789
RBC Bearings, Inc. *	19,972	7,794,872
SPX Technologies, Inc. *	21,815	4,074,606
Standex International Corp.	3,772	799,287
Tennant Co.	8,754	709,599
Terex Corp.	37,220	1,909,386
Timken Co. (The)	50,112	3,767,420
Toro Co. (The)	41,347	3,150,641
Trinity Industries, Inc.	33,565	941,163
Watts Water Technologies, Inc., Class A	30,541	8,529,491
Worthington Enterprises, Inc.	4,121	228,674
		100,291,869
Marine Transportation — 0.3%
Kirby Corp. *	31,683	2,643,946
Matson, Inc.	27,866	2,747,309
		5,391,255
Media — 0.8%
DoubleVerify Holdings, Inc. *	57,126	684,369
EchoStar Corp., Class A *	58,368	4,456,981
John Wiley & Sons, Inc., Class A	37,803	1,529,887
New York Times Co. (The), Class A	86,355	4,956,777
Nexstar Media Group, Inc.	8,003	1,582,513
Scholastic Corp.	37,136	1,016,784
TechTarget, Inc. *	231,308	1,343,900
TEGNA, Inc.	66,667	1,355,340
		16,926,551
Metals & Mining — 1.8%
Alcoa Corp.	84,700	2,785,783
Alpha Metallurgical Resources, Inc. *	5,224	857,206
Century Aluminum Co. *	26,519	778,598
Cleveland-Cliffs, Inc. *	97,375	1,187,975
Commercial Metals Co.	67,755	3,881,006
Materion Corp.	20,036	2,420,549
MP Materials Corp. * (a)	86,768	5,819,530
Reliance, Inc.	34,373	9,652,970
Royal Gold, Inc.	29,032	5,823,238
SunCoke Energy, Inc.	40,251	328,448
Warrior Met Coal, Inc.	44,306	2,819,634
		36,354,937

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Adamas Trust, Inc.	25,884	180,411
Annaly Capital Management, Inc.	169,552	3,426,646
Apollo Commercial Real Estate Finance, Inc.	152,163	1,541,411
Ellington Financial, Inc.	113,380	1,471,672
KKR Real Estate Finance Trust, Inc.	33,386	300,474
Redwood Trust, Inc.	40,483	234,397
Starwood Property Trust, Inc.	144,153	2,792,244
		9,947,255
Multi-Utilities — 0.2%
Northwestern Energy Group, Inc.	24,625	1,443,271
Unitil Corp.	59,559	2,850,494
		4,293,765
Office REITs — 1.0%
Brandywine Realty Trust	74,923	312,429
COPT Defense Properties	151,031	4,388,961
Cousins Properties, Inc.	112,891	3,267,065
Highwoods Properties, Inc.	49,974	1,590,173
Kilroy Realty Corp. (a)	76,572	3,235,167
SL Green Realty Corp.	62,999	3,767,970
Vornado Realty Trust	89,211	3,615,722
		20,177,487
Oil, Gas & Consumable Fuels — 2.7%
Antero Midstream Corp.	146,715	2,852,140
Antero Resources Corp. *	60,275	2,022,829
California Resources Corp.	36,897	1,962,183
Chord Energy Corp.	25,160	2,500,149
Civitas Resources, Inc.	64,388	2,092,610
CNX Resources Corp. *	46,800	1,503,216
Core Natural Resources, Inc.	19,770	1,650,400
Dorian LPG Ltd.	14,749	439,520
DT Midstream, Inc.	28,573	3,230,463
HF Sinclair Corp.	85,810	4,491,295
Magnolia Oil & Gas Corp., Class A	79,629	1,900,744
Matador Resources Co.	75,173	3,377,523
Murphy Oil Corp.	61,454	1,745,908
Ovintiv, Inc.	140,206	5,661,518
Par Pacific Holdings, Inc. *	54,792	1,940,733
PBF Energy, Inc., Class A	43,616	1,315,895
Peabody Energy Corp.	59,414	1,575,659
Permian Resources Corp.	197,774	2,531,507
Range Resources Corp.	170,820	6,429,665
REX American Resources Corp. *	34,714	1,062,943
SM Energy Co.	52,905	1,321,038
Talos Energy, Inc. *	18,260	175,113

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Viper Energy, Inc.	60,401	2,308,526
World Kinect Corp.	32,266	837,303
		54,928,880
Paper & Forest Products — 0.0% ^
Louisiana-Pacific Corp.	6,769	601,358
Passenger Airlines — 0.4%
Alaska Air Group, Inc. *	28,397	1,413,603
Allegiant Travel Co. *	6,107	371,122
American Airlines Group, Inc. *	225,051	2,529,573
SkyWest, Inc. *	38,564	3,880,310
		8,194,608
Personal Care Products — 0.4%
BellRing Brands, Inc. *	85,679	3,114,432
Coty, Inc., Class A *	314,079	1,268,879
elf Beauty, Inc. *	24,589	3,257,551
		7,640,862
Pharmaceuticals — 0.5%
Corcept Therapeutics, Inc. *	41,395	3,440,339
Jazz Pharmaceuticals plc *	43,828	5,776,530
Prestige Consumer Healthcare, Inc. *	7,436	464,006
Supernus Pharmaceuticals, Inc. *	25,163	1,202,540
		10,883,415
Professional Services — 1.4%
CACI International, Inc., Class A *	9,445	4,710,977
Concentrix Corp.	44,610	2,058,751
ExlService Holdings, Inc. *	91,431	4,025,707
Heidrick & Struggles International, Inc.	43,809	2,180,374
Insperity, Inc.	13,900	683,880
KBR, Inc.	121,643	5,752,497
Korn Ferry	22,648	1,584,907
Paylocity Holding Corp. *	37,802	6,020,725
Science Applications International Corp.	20,537	2,040,762
		29,058,580
Real Estate Management & Development — 0.6%
Cushman & Wakefield plc *	43,627	694,542
Jones Lang LaSalle, Inc. *	33,483	9,987,309
St. Joe Co. (The)	15,199	752,047
		11,433,898
Residential REITs — 0.6%
American Homes 4 Rent, Class A	140,168	4,660,586
Centerspace	19,391	1,142,130
Equity LifeStyle Properties, Inc.	63,884	3,877,759

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Residential REITs — continued
Independence Realty Trust, Inc.	113,324	1,857,380
Veris Residential, Inc.	37,445	569,164
		12,107,019
Retail REITs — 1.7%
Acadia Realty Trust	54,317	1,094,488
Agree Realty Corp.	29,214	2,075,363
Brixmor Property Group, Inc.	266,053	7,364,347
Curbline Properties Corp.	153,111	3,414,375
Getty Realty Corp.	125,402	3,364,536
Kite Realty Group Trust	116,426	2,596,300
Macerich Co. (The)	109,749	1,997,432
NNN REIT, Inc.	105,459	4,489,390
Phillips Edison & Co., Inc.	54,538	1,872,289
Saul Centers, Inc.	64,695	2,061,830
Tanger, Inc.	76,972	2,604,732
Urban Edge Properties	51,496	1,054,123
Whitestone	77,023	945,842
		34,935,047
Semiconductors & Semiconductor Equipment — 3.2%
Alpha & Omega Semiconductor Ltd. *	103,100	2,882,676
Axcelis Technologies, Inc. *	18,778	1,833,484
Cohu, Inc. *	21,633	439,799
Diodes, Inc. *	56,257	2,993,435
FormFactor, Inc. *	45,451	1,655,325
Impinj, Inc. *	44,839	8,104,649
Lattice Semiconductor Corp. * (a)	74,351	5,451,415
MACOM Technology Solutions Holdings, Inc. *	26,875	3,345,669
MaxLinear, Inc. *	155,474	2,500,022
MKS, Inc.	49,279	6,099,262
Penguin Solutions, Inc. *	113,225	2,975,553
Photronics, Inc. *	114,766	2,633,880
Power Integrations, Inc.	15,952	641,430
Qorvo, Inc. *	60,593	5,518,810
Rambus, Inc. *	88,771	9,249,938
Semtech Corp. *	38,029	2,717,172
SiTime Corp. *	9,359	2,819,960
Ultra Clean Holdings, Inc. *	98,918	2,695,516
Veeco Instruments, Inc. *	3,699	112,561
		64,670,556
Software — 3.5%
ACI Worldwide, Inc. *	28,863	1,523,101
Adeia, Inc.	162,429	2,728,807
Appfolio, Inc., Class A *	10,795	2,975,750
Bill Holdings, Inc. *	39,975	2,117,476
BlackLine, Inc. *	75,427	4,005,174
Cleanspark, Inc. * (a)	67,466	978,257

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Clear Secure, Inc., Class A	104,453	3,486,641
Docusign, Inc. *	86,290	6,220,646
Dropbox, Inc., Class A *	248,404	7,504,285
Dynatrace, Inc. *	108,860	5,274,267
Guidewire Software, Inc. *	42,450	9,757,557
InterDigital, Inc. (a)	16,779	5,792,614
LiveRamp Holdings, Inc. *	114,464	3,106,553
Manhattan Associates, Inc. *	34,380	7,047,212
MARA Holdings, Inc. * (a)	379,617	6,931,806
Qualys, Inc. *	16,975	2,246,302
		71,696,448
Specialized REITs — 1.3%
CubeSmart	202,879	8,249,060
Four Corners Property Trust, Inc.	123,780	3,020,232
Gaming and Leisure Properties, Inc.	64,184	2,991,616
Lamar Advertising Co., Class A	36,567	4,476,532
Millrose Properties, Inc., Class A	50,482	1,696,700
PotlatchDeltic Corp.	77,139	3,143,415
Rayonier, Inc.	100,017	2,654,451
		26,232,006
Specialty Retail — 3.7%
Abercrombie & Fitch Co., Class A *	19,890	1,701,590
Advance Auto Parts, Inc.	27,004	1,658,046
American Eagle Outfitters, Inc.	94,093	1,609,931
Asbury Automotive Group, Inc. *	7,023	1,716,772
AutoNation, Inc. *	18,051	3,949,017
Bath & Body Works, Inc.	92,211	2,375,355
Boot Barn Holdings, Inc. *	13,624	2,257,769
Buckle, Inc. (The)	55,685	3,266,482
Burlington Stores, Inc. *	32,454	8,259,543
Chewy, Inc., Class A *	91,114	3,685,561
Dick's Sporting Goods, Inc.	21,546	4,787,952
Five Below, Inc. *	24,561	3,799,587
Floor & Decor Holdings, Inc., Class A *	71,319	5,256,210
GameStop Corp., Class A * (a)	171,020	4,665,426
Gap, Inc. (The)	95,651	2,045,975
Group 1 Automotive, Inc.	3,610	1,579,411
Lithia Motors, Inc., Class A	12,858	4,063,128
Murphy USA, Inc.	7,660	2,974,072
Penske Automotive Group, Inc.	17,578	3,056,990
Signet Jewelers Ltd.	41,583	3,988,642
Sonic Automotive, Inc., Class A	14,613	1,111,903
Urban Outfitters, Inc. *	43,647	3,117,705
Valvoline, Inc. *	56,244	2,019,722
Victoria's Secret & Co. *	85,246	2,313,577
		75,260,366

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — 1.2%
Pure Storage, Inc., Class A *	138,280	11,589,247
Sandisk Corp. *	115,486	12,957,529
		24,546,776
Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd. *	133,035	2,650,057
Crocs, Inc. *	23,988	2,004,197
Kontoor Brands, Inc.	21,825	1,740,980
PVH Corp.	25,858	2,166,125
VF Corp.	143,144	2,065,568
Wolverine World Wide, Inc.	99,604	2,733,134
		13,360,061
Trading Companies & Distributors — 1.5%
Applied Industrial Technologies, Inc.	13,729	3,583,956
Boise Cascade Co.	58,176	4,498,168
Core & Main, Inc., Class A *	9,218	496,205
DNOW, Inc. *	188,228	2,870,477
DXP Enterprises, Inc. *	40,576	4,831,384
GATX Corp.	20,922	3,657,166
MSC Industrial Direct Co., Inc., Class A	24,408	2,248,953
Rush Enterprises, Inc., Class A	20,867	1,115,759
Watsco, Inc.	5,488	2,218,798
WESCO International, Inc.	21,602	4,568,823
		30,089,689
Water Utilities — 0.1%
American States Water Co.	18,822	1,380,029
California Water Service Group	24,828	1,139,357
Essential Utilities, Inc.	12,840	512,316
		3,031,702
Wireless Telecommunication Services — 0.1%
Gogo, Inc. *	118,918	1,021,506
Telephone and Data Systems, Inc.	43,846	1,720,517
		2,742,023
Total Common Stocks (Cost $1,700,366,090)		1,993,651,377
Short-Term Investments — 4.2%
Investment Companies — 2.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.09% (b) (c) (Cost $46,605,404)	46,605,404	46,605,404

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 1.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.20% (b) (c) (Cost $38,581,309)	38,581,309	38,581,309
Total Short-Term Investments (Cost $85,186,713)		85,186,713
Total Investments — 101.7% (Cost $1,785,552,803)		2,078,838,090
Liabilities in Excess of Other Assets — (1.7)%		(34,197,774)
NET ASSETS — 100.0%		2,044,640,316

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2025. The total value of securities on loan at September 30, 2025 is $37,243,108.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2025.

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
Futures contracts outstanding as of September 30, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	96	12/19/2025	USD	11,788,320	115,756
S&P MidCap 400 E-Mini Index	104	12/19/2025	USD	34,181,680	(218,791)
					(103,035)

Abbreviations
USD	United States Dollar

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,078,838,090	$—	$—	$2,078,838,090
Appreciation in Other Financial Instruments
Futures Contracts (a)	$115,756	$—	$—	$115,756
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(218,791)	$—	$—	$(218,791)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(103,035)	$—	$—	$(103,035)

(a)	Please refer to the SOI for specifics of portfolio holdings.

JPMorgan Small & Mid Cap Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.20% (a) (b)	$29,423,749	$91,052,177	$81,894,617	$—	$—	$38,581,309	38,581,309	$404,238	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.09% (a) (b)	53,186,146	64,268,302	70,849,044	—	—	46,605,404	46,605,404	462,000	—
Total	$82,609,895	$155,320,479	$152,743,661	$—	$—	$85,186,713		$866,238	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.